Cover	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed in the Current Report on Form 8-K (the “Initial Report”) filed with the Securities and Exchange Commission (the “SEC”) on August 20, 2026, Interpace Biosciences, Inc. (the “Company”) held its annual meeting of stockholders during which stockholders approved the 2026 Benefit Plans (as defined below). This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the Initial Report, solely to disclose the adoption of the 2026 Benefit Plans. Except as otherwise provided herein, the disclosures made in the Initial Report remain unchanged. As such, this Amendment No. 1 should be read in conjunction with the Initial Report.
Document Period End Date	Aug. 20, 2026
Entity File Number	000-24249
Entity Registrant Name	INTERPACE BIOSCIENCES, INC.
Entity Central Index Key	0001054102
Entity Tax Identification Number	22-2919486
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Waterview Plaza
Entity Address, Address Line Two	Suite 310
Entity Address, Address Line Three	2001 Route 46
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(855)
Local Phone Number	776-6419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false